EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	Year ended
	December 31,
	2014	2013	2012

Risk free interest	1.63%	0.90%	0.68%
Dividend yields	0%	0%	0%
Volatility	36%	46%	45%
Expected term (in years)	4.8	5	5

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2014	5,374,000	$5.0	2.7	$2,122
Granted	600,000	$5.2
Exercised	(272,000)	$4.0
Expired	(21,750)	$6.5
Forfeited	(1,248,867)	$5.2

Outstanding at December 31, 2014	4,431,383	$5.0	2.2	$1,405

Exercisable at December 31, 2014	3,357,465	$5.2	1.5	$807

Vested and expected to vest at December 31, 2014	4,339,522	$5.0	2.4	$1,383
	Year ended December 31,
	2013		2012
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price

Options outstanding at beginning of year	5,879,798	$5.0	4,996,438	$5.5
Granted	40,000	$5.3	1,150,000	$3.4
Exercised	(154,498)	$4.2	(56,000)	$4.1
Expired	(151,900)	$5.0	(8,938)	$77.6
Forfeited	(239,400)	$6.0	(201,702)	$5.7

Options outstanding at end of year	5,374,000	$5.0	5,879,798	$5.0

Options exercisable at end of year	4,097,913	$5.4	4,150,546	$5.6

Schedule of Stock Option Activity by Exercise Price
	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2014	life (years)	Price	2014	options

$ 3.00-4.00	1,258,000	2.4	$3.6	803,500	$3.7
$ 4.54-6.77	3,163,383	2.1	$5.6	2,543,965	$5.7
$ 8.10	10,000	1.6	$8.1	10,000	$8.1

	4,431,383	2.2	5.0	3,357,465	5.2

Summary of Restricted Stock Activity
	Year ended December 31,
	2014		2013		2012
	Number of RSUs	Weighted- average grant date fair value	Number of RSUs	Weighted- average grant date fair value	Number of RSUs	Weighted- average grant date fair value

RSUs outstanding at the beginning of the year	991,276	$4.1	1,348,452	$4.1	846,147	$4.2
Granted	-		47,000	$5.8	1,112,500	$3.9
Vested	(323,650)	$4.1	(262,426)	$4.3	(445,731)	$3.4
Forfeited	(96,001)	$4.1	(141,750)	$4.3	(164,464)	$5.1

RSUs outstanding at the end of the year	571,625	$4.1	991,276	$4.1	1,348,452	$4.1

Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2013	35,000	$4.1	4.1	$34
Granted	-
Exercised	-
Expired	-
Forfeited	-

Outstanding at December 31, 2014	35,000	$4.1	3.1	$33

Exercisable at December 31, 2014	23,000	$4.7	2.9	$13

Vested and expected to vest at December 31, 2014	31,700	$4.3	3.1	$28
	Year ended December 31,
	2013		2012
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price

Options outstanding at beginning of year	35,000	$4.1	365,000	$6.0
Granted	-		20,000	$3.0
Exercised	-		-	-
Expired	-		-	-
Forfeited	-		(350,000)	$6.0

Options outstanding at end of year	35,000	$4.1	35,000	$4.1

Options exercisable at end of year	14,625	$5.1	7,125	$5.7

Schedule of Stock Option Activity by Exercise Price
	Options	Weighted		Options	Weighted
	Outstanding	average	Weighted	exercisable	average exercise
Range of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2014	life (years)	Price	2014	options
3.00-5.65	35,000	3.1	4.1	23,000	4.7

Summary of Restricted Stock Activity
	Year ended December 31,
	2014		2013		2012
	Number of RSUs	Weighted- average grant date fair value	Number of RSUs	Weighted- average grant date fair value	Number of RSUs	Weighted- average grant date fair value

RSUs outstanding at the beginning of the year	10,500	$5.2	19,250	$5.2	32,250	$4.7
Granted	-	-	-	$-	-	$-
Vested	(9,000)	$5.2	(8,750)	$5.2	(13,000)	$4.0
Forfeited	-	-	-	-	-	-

RSUs outstanding at the end of the year	1,500	$5.2	10,500	$5.2	19,250	$5.2